Cash and cash equivalents (excluding overdrafts)	12 Months Ended
Dec. 31, 2019
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Cash and cash equivalents (excluding overdrafts)
17. Cash and cash equivalents (excluding overdrafts)

All figures in £ millions	2019	2018
Cash at bank and in hand	401	533
Short-term bank deposits	36	35

	437	568

Short-term bank deposits are invested with banks and earn interest at the prevailing short-term deposit rates.
At the end of 2019, the currency split of cash and cash equivalents was US dollar 30% (2018: 18%), sterling 12% (2018: 30%), and other 58% (2018: 52%).

Cash and cash equivalents have fair values that approximate to their carrying value due to their short-term nature. Cash and cash equivalents include the following for the purpose of the cash flow statement:

All figures in £ millions	2019	2018
Cash and cash equivalents	437	568
Bank overdrafts	(3)	(43)

	434	525

The Group has certain cash pooling arrangements in US dollars, sterling, euro and Canadian dollars where both the company and the bank have a legal right of offset. Offsetting amounts are presented gross in the balance sheet. Offset arrangements in respect of derivatives are shown in note 16.